23. Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfRevenueLineItems [Line Items]
Ravenue ratio	100.00%	100.00%	100.00%
Net revenue	R$ 10,576,022	R$ 9,867,335	R$ 9,778,007
Domestic [Member]
DisclosureOfRevenueLineItems [Line Items]
Ravenue ratio	85.50%	85.10%	88.70%
Net revenue	R$ 9,044,990	R$ 8,670,023	R$ 8,670,023
International [Member]
DisclosureOfRevenueLineItems [Line Items]
Ravenue ratio	14.50%	14.90%	11.30%
Net revenue	R$ 1,531,032	R$ 1,471,971	R$ 1,107,984